SCHEDULE OF BALANCE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES MONITORED CREDIT RISK QUALITY INDICATOR (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Mar. 31, 2024
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized, net	¥ 7,710	¥ 7,995
Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized, net	7,710	7,995
Credit Assessment Normal [Member] | Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized, net
Credit Assessment Attention [Member] | Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized, net
Credit Assessment Secondary [Member] | Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized, net	¥ 7,710	¥ 7,995